ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW SUITE 900 WASHINGTON, DC 20005-3948 202-508-4600 F 202-508-4650 BOSTON NEW YORK PALO ALTO SAN FRANCISCO TOKYO WASHINGTON, DC www.ropesgray.com

February 6, 2008	Rajib Chanda
(202) 508-4671
rajib.chanda@ropesgray.com

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ProFunds (the “Trust”)

(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). I hereby certify on behalf of the Trust that the form of Prospectus that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A relating to the UltraChina ProFund and the UltraShort China ProFund, which was filed by electronic transmission on February 5, 2008.

Please direct any questions you may have with respect to this filing to me at the number indicated above.

Very truly yours,

/s/ RAJIB CHANDA
Rajib Chanda

Cc:	Barry Pershkow

Mary Beth Constantino

Carolyn Liu-Hartman